RECENT DEVELOPMENTS	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Recent Developments
RECENT DEVELOPMENTS

NOTE 2 - RECENT DEVELOPMENTS

Name and Symbol Change

Effective September 5, 2024, our Certificate of Incorporation was amended to effect a change in the name of the Company from “The Singing Machine Company, Inc.” to “Algorhythm Holdings, Inc.” In addition, effective September 8, 2024, the Company’s ticker symbol was changed from “MICS” to “RIME.”

Change in Fiscal Year

During 2023, our Board of Directors approved a change in our fiscal year end from March 31 to December 31. Our results of operations, cash flows, and all transactions impacting shareholders’ equity presented in this Quarterly Report on Form 10-Q as of September 30, 2024 are for the three and nine month periods ended September 30, 2024 and 2023.

ATM Offering

On June 26, 2024, the Company entered into an At-The-Market Issuance Sales Agreement (the “Sales Agreement”) with Ascendiant Capital markets, LLC, as sales agent (the “Agent”), pursuant to which the Company could offer and sell, from time to time, through the Agent (the “ATM Offering”), up to approximately $1,100,000 in shares of the Company’s common stock. On July 8, 2024, the Company entered into the First Amendment to the Sales Agreement (the “Amendment”) to increase the number of shares to be sold in the ATM Offering to $2,020,000. On August 9, 2024, the Company entered into the Second Amendment to the Sales Agreement (the “Amendment”) to increase the number of shares to be sold in the ATM Offering to $3,100,000. Pursuant to the agreement, the Agent was paid $30,000 in fees to cover legal and administrative expenses and will receive an amount equal to 3% of the gross proceeds from each sale of the Company’s share of common stock. For the three and nine months ended September 30, 2024, the Company sold 1,673,077 shares of common stock under the ATM offering and received net proceeds of approximately $1,489,000 after payment of legal and accounting fees, brokerage commissions, and administrative fees to the agent of approximately $189,000.

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

Subsequent to September 30, 2024 and through November 18, 2024 (the last trading day prior to filing), the Company sold 2,162,423 shares of common stock under the ATM offering, and received net proceeds of approximately $1,372,000 after payment of brokerage commissions and administrative fees to the agent of approximately $42,000.

Asset Purchase

On June 11, 2024, the Company and its wholly owned subsidiary SemiCab Holdings, LLC, a Nevada limited liability company (“SemiCab LLC” and collectively with the Company, the “Buyer”), SemiCab, Inc., a Delaware corporation (“SemiCab” or the “Seller”), Ajesh Kapoor and Vivek Sehgal entered into an asset purchase agreement (the “Asset Purchase Agreement”) pursuant to which the Seller agreed to sell and assign to the Company, and the Company agreed to purchase and assume from the Seller, substantially all the assets, and certain specified liabilities relating to the business of the Seller. Subject to certain exceptions set forth in the Asset Purchase Agreement, the parties agreed that the Buyer will not assume the liabilities of the Seller. SemiCab is an artificial intelligence, cloud-based collaborative transportation platform built to achieve the scalability required to predict and optimize semi-tractor trailer load efficiency.

On July 3, 2024, the parties closed on the asset purchase whereby the Company issued to the Seller (i) 641,806 shares of the Company’s common stock (ii) a twenty percent (20%) membership interest in SemiCab LLC.

Pursuant to the asset acquisition agreement, the Company and Seller entered into an option agreement (the “Option Agreement”), granting the Buyer the right to acquire all of the issued and outstanding capital securities of SMCB Solutions Private Limited (“SMCB”), a wholly owned subsidiary of the Seller, in consideration for 320,903 shares of common stock of the Company. The Option Agreement expired unexercised.

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

During the six months ended June 30, 2024, the Company abandoned its plans to continue use of the leased space and exercised its early termination provision of the Lease Agreement which was not accepted by the Landlord. Due to the abandonment of the lease, all assets related to the lease were impaired. Assets including security deposits, rent deposits and right of use assets of approximately $3,878,000 were written off during the three months ended June 30, 2024.

On July 26, 2024, OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), filed a civil action in the Supreme Court of the State of New York against MICS Nomad LLC, a subsidiary of the Company (“MICS NY”), and the Company (“the Defendants”) for alleged breach of lease, seeking monetary damages including unpaid rent, future unpaid rent, and other expenses related to the lease. The complaint alleged the Defendants breached the lease in various material respects.

On September 25, 2024, the Company entered into a Settlement Agreement for a full release and dismissal of the complaint within 5 business days of the Company’s payment of $250,000. Pursuant to the Settlement Agreement, the Company made the first payment of $150,000 was made on September 25, 2024 and a final payment of $100,000 was due and paid on October 25, 2024. On October 29, 2024, the Landlord filed a discontinuance with prejudice.

As a result of the settlement, during the three months ended September 30, 2024, the Company wrote off the remaining operating lease liability on the Lease Agreement and recognized a gain on early termination of the operating lease of approximately $3,874,000. For the nine months ended September 30, 2024, the Company recognized a loss on early termination of the operating lease of $4,000 which includes the $250,000 termination settlement expense. The net loss on early termination of the Lease Agreement was recorded as a component of operating expenses in the accompanying condensed consolidated statements of operations.

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

Private Placement

On October 22, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”) with investors pursuant to which we sold, in a private placement (the “Private Placement”), secured notes with an aggregate principal amount of $2,352,941 (the “Notes”), for cash proceeds of $2,000,000, net of original issue discount of $352,941. As consideration for entering into the SPA, we issued a total of 2,299,998 shares of common stock of the Company to the investors on October 24, 2024 (See Note 17).

Oxford Credit Facility

On March 28, 2024, the Company and Oxford Commercial Finance, a Michigan banking corporation, (referred to as “Oxford”) entered into a Loan Agreement (the “Loan Agreement”) and related Revolving Credit Note (the “Note”) for a $2,000,000 revolving line of credit (the “Oxford Line of Credit”). On October 17, 2024, the Company terminated the Loan Agreement and the Note. As of the date of termination, the Company had no outstanding amounts owed to Oxford and paid a termination fee of $40,000.

Share Repurchase

On November 1, 2024, the Company entered into a Stock Repurchase Agreement (the “Repurchase Agreement”) with Regalia Ventures LLC, a Delaware limited liability company (the “Seller”), pursuant to which the Company agreed to repurchase from the Seller an aggregate of 1,098,901 issued and outstanding shares of common stock, par value $0.01 per share, of the Company (the “Shares”). Pursuant to the terms of the Repurchase Agreement, the Company has agreed to repurchase from the Seller, and the Seller has agreed to sell, assign and transfer to the Company, all of the Seller’s right, title and interest in and to the Shares, at a price per Share equal to the higher of: (1) the closing price of the common stock on the last trading day immediately preceding the date of the Repurchase Agreement; or (2) the highest volume weighted average price (VWAP) of the common stock during a pricing period of ten (10) consecutive trading days prior to the date of the Repurchase Agreement per share (the “Purchase Price”), and the Company shall issue to the Seller a promissory note in the principal amount equal to the Purchase Price, substantially in the form attached to the Repurchase Agreement as Exhibit A (the “Note”), and subject to terms and conditions therein.

The shares of common stock to be repurchased were originally issued to the Seller on November 21, 2023, pursuant to a certain stock purchase agreement, dated November 20, 2023.

As of the date of this filing, the repurchase of the shares has not yet closed.

NOTE 2 - RECENT DEVELOPMENTS

Change in Fiscal Year

During 2023, our Board of Directors approved a change in our fiscal year end from March 31 to December 31. Our results of operations, cash flows, and all transactions impacting shareholders’ equity presented in this Transition Report on Table of Contents Form 10-KT are for the nine-month period ended December 31, 2023 (“transition period”), and our fiscal years 2023 and 2022 are for the twelve months ended March 31, 2023, and March 31, 2022, unless otherwise noted.

Private Placement

On November 20, 2023, the Company entered into an agreement to sell $2,000,000 in common stock through a private placement of common stock (the “Private Placement”). The Private Placement was completed with two Affiliates, (Stingray Group, Inc. and Jay Foreman), both of which were existing shareholders with Board representation. The Private Placement was completed at $0.91 per share of common stock, with a total of approximately 2,198,000 shares issued. Net proceeds from the transaction were approximately $1,900,000, net of transaction fees of approximately $100,000. During the six-month period after the closing date, the purchasers may make a written request for registration under the Securities Act of all or any portion of the shares purchased.

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

The term of the Lease Agreement is for fifteen (15) years, or on such an earlier date upon which the term shall expire, be canceled or terminated pursuant to any of the conditions or covenants of the Lease Agreement. Pursuant to the Lease Agreement, MICS NY is obligated to pay an initial base rent in the amount of $30,000 beginning August 1, 2024, with scheduled increases over the term, as set forth in the Lease Agreement.

In March 2024, the Company initiated the termination of this lease under certain provisions made available under the Lease Agreement. The Landlord and the Company are in active discussions as to the terms of the lease termination however as of this filing, it is too early in the negotiation process to estimate any potential loss, if any, related to the lease termination process.

ATM Offering

On February 15, 2023, the Company entered into an At-The-Market Issuance Sales Agreement (the “Sales Agreement”) with Aegis Capital Corp, as sales agent (the “Agent”), pursuant to which the Company could offer and sell, from time to time, through the Agent (the “ATM Offering”), up to approximately $1,800,000 in shares of the Company’s common stock. For the nine months ended December 31, 2023, and fiscal year ended March 31, 2023, the Company received net proceeds of approximately $1,654,000 and $36,000, respectively, after payment of brokerage commissions and administrative fees to the agent. As of May 12, 2023, the Company terminated the Sales Agreement.